Other Payables and Accruals (Details)	Jun. 30, 2025 SGD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 SGD ($)
Other Payables and Accruals [Abstract]
Provision for legal claims	$ 260,000	$ 204,419	$ 275,000